Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Assets Measured at Fair Value

Assets measured at fair value are summarized below.

	Fair Value Measurements at December 31, 2013 Using:
	(Level 1)	(Level 2)	(Level 3)
Assets:
Assets measured at fair value on a recurring basis:
U.S. Treasury securities and obligations of U.S. Government agencies	$—	$51,560	$—
Obligations of states and political subdivisions	—	80,625	—
Mortgage-backed securities in government sponsored entities	—	66,979	—
Equity securities in financial institutions	—	449	—
Assets measured at fair value on a nonrecurring basis:
Impaired Loans	$—	$—	$15,548
Other Real Estate Owned	—	—	173

	Fair Value Measurements at December 31, 2012 Using:
	(Level 1)	(Level 2)	(Level 3)
Assets:
Assets measured at fair value on a recurring basis:
U.S. Treasury securities and obligations of U.S. Government agencies	$—	$54,286	$—
Obligations of states and political subdivisions	—	79,338	468
Mortgage-backed securities in government sponsored entities	—	69,435	—
Equity securities in financial institutions	—	434	—
Assets measured at fair value on a nonrecurring basis:
Impaired Loans	$—	$—	$22,084
Other Real Estate Owned	—	—	471

Quantitative Information about Level 3 Fair Value Measurements

The following tables presents quantitative information about the Level 3 significant unobservable inputs for assets and liabilities measured at fair value on a nonrecurring basis at December 31, 2013 and 2012.

Quantitative Information about Level 3 Fair Value Measurements
December 31, 2013	Fair Value	Valuation Technique	Unobservable Input	Range
Impaired loans	$15,548	Appraisal of collateral	Appraisal adjustments	10% - 30%
			Liquidation expense	0% - 10%
			Holding period	0 - 30 months
		Discounted cash flows	Discount rates	2% - 8.5%
Other real estate owned	$173	Appraisal of collateral	Appraisal adjustments	10% - 30%
			Liquidation expense	0% - 10%

	Quantitative Information about Level 3 Fair Value Measurements
December 31, 2012	Fair Value	Valuation Technique	Unobservable Input	Range
Investments	$468	Appraisal of collateral	Appraisal adjustments	20% - 30%
			Liquidation expense	8% - 12%
Impaired loans	$22,084	Appraisal of collateral	Appraisal adjustments	10% - 30%
			Liquidation expense	0% - 10%
			Holding period	0 -30 months
		Discounted cash flows	Discount rates	2% - 8.5%
Other real estate owned	$471	Appraisal of collateral	Appraisal adjustments	10% - 30%
			Liquidation expense	0% - 10%

Summary of Changes in Level 3 Fair-Value Category in Securities Available for Sale

The following table presents the changes in the Level 3 fair value category for the fiscal periods ended December 31, 2013 and 2012. The Company classifies financial instruments in Level 3 of the fair value hierarchy when there is reliance on at least one significant unobservable input to the valuation model. In addition to the unobservable inputs, the valuation models for Level 3 financial instruments typically also rely on a number of inputs that are readily observable, either directly or indirectly.

Securities available for sale

	2013	2012
Beginning balance January 1,	$468	$517
Principal payments	(468)	(49)

Ending balance December 31,	$—	$468

Carrying Amount and Fair Values of Financial Instruments

The carrying amount and fair value of financial instruments were as follows.

December 31, 2013	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Cash and due from financial institutions	$33,883	$33,883	$33,883	$—	$—
Securities available for sale	199,613	199,613	—	199,613	—
Other securities	15,424	15,424	15,424	—	—
Loans, available for sale	438	438	438	—	—
Loans, net of allowance for loan losses	844,713	861,252	—	—	861,252
Bank owned life insurance	19,145	19,145	19,145	—	—
Accrued interest receivable	3,881	3,881	3,881	—	—
Financial Liabilities:
Nonmaturing deposits	706,126	706,126	706,126	—	—
Time deposits	236,349	237,837	—	—	237,837
Federal Home Loan Bank advances	37,726	38,767	—	—	38,767
Securities sold under agreement to repurchase	20,053	20,053	20,053	—	—
Subordinated debentures	29,427	20,605	—	—	20,605
Accrued interest payable	156	156	156	—	—

December 31, 2012	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Cash and due from financial institutions	$46,131	$46,131	$46,131	$—	$—
Securities available for sale	203,961	203,961	—	203,493	468
Other securities	15,567	15,567	15,567	—	—
Loans, available for sale	1,873	1,873	1,873	—	—
Loans, net of allowance for loan losses	795,811	812,950	—	—	812,950
Bank owned life insurance	18,590	18,590	18,590	—	—
Accrued interest receivable	3,709	3,709	3,709	—	—
Financial Liabilities:
Nonmaturing deposits	662,387	662,387	662,387	—	—
Time deposits	264,002	265,974	—	—	265,974
Federal Home Loan Bank advances	40,261	41,658	—	—	41,658
Securities sold under agreement to repurchase	23,219	23,219	23,219	—	—
Subordinated debentures	29,427	26,855	—	—	26,855
Accrued interest payable	185	185	185	—	—